Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
21.	Earnings (loss) per share and ADS

For the years ended March 31, 2012, 2013 and 2014, the following table sets forth the computation of basic and diluted earnings per share and ADS:

	Year ended March 31,
	2013	2014	2015
Net loss (US$)	(11,432,223)	(7,471,406)	(13,812,570)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,795,178	13,795,178
Earnings /(loss) per share – basic (US$)	(0.828)	(0.542)	(1.000)
– diluted (US$)	(0.828)	(0.542)	(1.000)
Earnings / (loss) per ADS – basic (US$)	(0.414)	(0.271)	(0.500)
– diluted (US$)	(0.414)	(0.271)	(0.500)

Potentially dilutive shares relating to outstanding employee stock option aggregating 140,247, 124,214 and 209,599 as at March 31, 2013, 2014 and 2015, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.